Revenue - Remaining Performance Obligations (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Remaining Performance Obligations
Revenue remaining performance obligation	$ 54.2
Revenue remaining performance obligation percentage	51.60%
Mariadb Corporation Ab
Remaining Performance Obligations
Revenue remaining performance obligation		$ 55.4
Revenue remaining performance obligation percentage		47.30%
Minimum
Remaining Performance Obligations
Performance obligation expected timing of satisfaction, period	13 months
Minimum | Mariadb Corporation Ab
Remaining Performance Obligations
Performance obligation expected timing of satisfaction, period		13 months
Maximum
Remaining Performance Obligations
Performance obligation expected timing of satisfaction, period	36 months
Maximum | Mariadb Corporation Ab
Remaining Performance Obligations
Performance obligation expected timing of satisfaction, period		36 months